DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2023	$ 24
Unrealized Losses During 2023	(36)
Net change	(12)	$ (58)
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2023	24
Unrealized Losses During 2023	(36)
Net change	$ (12)	$ (58)